UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21744

Name of Fund: Marsico Growth FDP Fund of FDP Series, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Marsico Growth FDP Fund of FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 06/01/2006 - 08/31/2006

Item 1 - Schedule of Investments

Marsico Growth FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2006

                                          Shares
Industry                                    Held        Common Stocks                                                  Value
-------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 7.3%                38,887        General Dynamics Corp.                                     $  2,626,817
                                          26,819        Lockheed Martin Corp.                                         2,215,249
                                          25,727        United Technologies Corp.                                     1,613,340
                                                                                                                   ------------
                                                                                                                      6,455,406
-------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 2.4%            21,283        FedEx Corp.                                                   2,150,221
-------------------------------------------------------------------------------------------------------------------------------
Automobiles - 2.1%                        17,043        Toyota Motor Corp. (b)                                        1,846,439
-------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.5%                           6,645        PepsiCo, Inc.                                                   433,786
-------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 7.1%                      27,020        Amylin Pharmaceuticals, Inc. (a)                              1,224,817
                                          45,348        Genentech, Inc. (a)                                           3,742,117
                                          19,365        Genzyme Corp. (a)                                             1,282,544
                                                                                                                   ------------
                                                                                                                      6,249,478
-------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 10.7%                   22,648        Goldman Sachs Group, Inc.                                     3,366,625
                                          40,948        Lehman Brothers Holdings, Inc.                                2,612,892
                                          60,890        UBS AG                                                        3,456,725
                                                                                                                   ------------
                                                                                                                      9,436,242
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.8%                          13,891        Air Products & Chemicals, Inc.                                  920,834
                                          33,490        Monsanto Co.                                                  1,588,766
                                          15,215        Praxair, Inc.                                                   873,493
                                                                                                                   ------------
                                                                                                                      3,383,093
-------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.0%                   75,201        Wells Fargo & Co.                                             2,613,235
-------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.0%           20,633        Cisco Systems, Inc. (a)                                         453,720
                                          35,321        Motorola, Inc.                                                  825,805
                                          12,828        QUALCOMM, Inc.                                                  483,231
                                                                                                                   ------------
                                                                                                                      1,762,756
-------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.4%        37,110        Halliburton Co.                                               1,210,528
                                          28,951        Schlumberger Ltd.                                             1,774,696
                                                                                                                   ------------
                                                                                                                      2,985,224
-------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.5%            8,834        Walgreen Co.                                                    436,930
-------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.3%                      28,547        Archer Daniels Midland Co.                                    1,175,280
-------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                      2,781         Quest Diagnostics, Inc.                                        178,763
& Services - 7.4%                        122,178         UnitedHealth Group, Inc.                                     6,347,147
                                                                                                                   ------------
                                                                                                                      6,525,910
-------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                     30,901        Las Vegas Sands Corp. (a)                                     2,157,199
Leisure - 7.2%                            43,652        MGM Mirage (a)                                                1,557,503
                                          35,851        Starbucks Corp. (a)                                           1,111,739
                                          10,750        Station Casinos, Inc.                                           626,187
                                           4,537        Wynn Resorts Ltd. (a)                                           351,209
                                          11,065        Yum! Brands, Inc.                                               540,857
                                                                                                                   ------------
                                                                                                                      6,344,694
-------------------------------------------------------------------------------------------------------------------------------
Household Durables - 3.0%                 30,780        KB Home                                                       1,316,153
                                          29,461        Lennar Corp. Class A                                          1,321,031
                                                                                                                   ------------
                                                                                                                      2,637,184
-------------------------------------------------------------------------------------------------------------------------------
Household Products - 4.4%                 63,479        The Procter & Gamble Co.                                      3,929,350
-------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.9%                          10,846        Genworth Financial, Inc. Class A                                373,428
                                          18,512        The Progressive Corp.                                           455,210
                                                                                                                   ------------
                                                                                                                        828,638
-------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.7%                          22,570        Caterpillar, Inc.                                             1,497,519
-------------------------------------------------------------------------------------------------------------------------------
Media - 3.9%                              98,257        Comcast Corp. Class A (a)                                     3,438,995
-------------------------------------------------------------------------------------------------------------------------------

Marsico Growth FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2006

                                          Shares
Industry                                    Held        Common Stocks                                                  Value
-------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 2.4%                   43,266        Target Corp.                                               $  2,093,642
-------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.6%        32,394        Peabody Energy Corp.                                          1,427,604
-------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.3%                    23,298        Abbott Laboratories                                           1,134,613
-------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                   4,566        CB Richard Ellis Group, Inc. (a)                                105,018
Development - 1.1%                        17,544        The St. Joe Co.                                                 894,042
                                                                                                                   ------------
                                                                                                                        999,060
-------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 4.9%                        35,800        Burlington Northern Santa Fe Corp.                            2,396,810
                                          23,692        Union Pacific Corp.                                           1,903,652
                                                                                                                   ------------
                                                                                                                      4,300,462
-------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor            67,006        Texas Instruments, Inc.                                       2,183,726
Equipment - 2.5%
-------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.9%                   60,794        Lowe's Cos., Inc.                                             1,645,086
-------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                54,268        America Movil, SA de CV (b)                                   2,024,739
Services - 2.3%
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks
                                                        (Cost - $79,437,872) - 90.6%                                 79,939,312
-------------------------------------------------------------------------------------------------------------------------------

                                            Face
                                          Amount        Short-Term Securities
-------------------------------------------------------------------------------------------------------------------------------
Time Deposits                       $ 17,217,684        Brown Brothers Harriman & Co., 4.61% due 9/01/2006           17,217,684
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities
                                                        (Cost - $17,217,684) - 19.5%                                 17,217,684
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments (Cost - $96,655,556*) - 110.1%             97,156,996
                                                        Liabilities in Excess of Other Assets - (10.1%)              (8,905,496)
                                                                                                                   ------------
                                                        Net Assets - 100.0%                                        $ 88,251,500
                                                                                                                   ============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 96,817,333
                                                                   ============
      Gross unrealized appreciation                                $  2,843,281
      Gross unrealized depreciation                                  (2,503,618)
                                                                   ------------
      Net unrealized appreciation                                  $    339,663
                                                                   ============

(a)   Non-income producing security.
(b)   Depositary receipts.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marsico Growth FDP Fund of FDP Series, Inc.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Marsico Growth FDP Fund of FDP Series, Inc.

Date: October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Marsico Growth FDP Fund of FDP Series, Inc.

Date: October 19, 2006


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Financial Officer
    Marsico Growth FDP Fund of FDP Series, Inc.

Date: October 19, 2006